SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of amortization periods by intangible asset classes (Detail)	12 Months Ended
Dec. 31, 2020
Student base | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	2 years
Student base | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	1 year 6 months
Trademark | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	10 years
Trademark | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets estimated useful lives	3 years